Associated companies (Tables)	12 Months Ended
Dec. 31, 2023
Statement [line items]
Schedule disclosing information related to associates
	Net income statement effect			Other comprehensive income effect [1]			Total comprehensive income effect

(USD millions)	2023	2022	2021	2023	2022	2021	2023	2022	2021

Roche Holding AG, Switzerland			15 341			46			15 387

Others	-13	-11	-4				-13	-11	-4

Associated companies	-13	-11	15 337			46	-13	-11	15 383

 1  In 2021, Novartis share of other comprehensive income recognized by associated companies, net of taxes of USD 3 million was recycled into the consolidated income statement as a result of the divestment of the investment in Roche Holding AG. No Novartis share of other comprehensive income recognized by associated companies was recycled to the consolidated income statement in 2023 and 2022.

Roche Holding AG, Switzerland
Statement [line items]
Schedule disclosing information related to associates, net income effect
(USD millions)	2021

Novartis share of Roche's estimated current-year consolidated net income	815

Prior-year adjustment	40

Amortization of fair value adjustments relating to intangible assets, net of taxes of USD 10 million	-70

Gain on divestment of the investment in Roche [1]	14 556

Net income effect	15 341

[1] The gain on divestment of the investment in Roche includes the recycling of currency translation effects (see Note 9.1) and other comprehensive income effects totaling USD 3.2 billion.